Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		129 Months Ended	132 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows used in operating activities:
Net loss	$ (499,279)	$ (610,914)	$ (3,057,840)	$ (2,599,338)	$ (20,492,278)	$ (20,991,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,337	4,968	18,242	27,729	391,647	395,984
Original debt discount	0	0	0	450,000	450,000	450,000
Accretion of debt costs and beneficial conversion feature	0	0	0	296,444	1,237,263	1,237,263
Stock-based compensation	25,438	29,308	160,237	42,378	431,801	457,239
Debt issued for services	0	0	0	90,000	90,000	90,000
Common stock issued for services	25,001	0	156,750	0	156,750	181,751
Preferred stock issued for services	0	0	0	44,750	44,750	44,750
Warrants issued for services	8,162	0	13,086	0	13,086	21,248
Provision for losses on receivables	0	0	(26,518)	2,282	(43,677)	(43,677)
Decrease (increase) in:
Receivables	475,968	22,328	(397,488)	26,872	(434,125)	41,843
Prepaid expenses and other assets	709	0	(10,366)	0	(17,879)	(17,170)
Increase (decrease) in:
Accounts payable and other liabilities	(187,563)	(24,739)	1,111,657	(183,009)	1,612,169	1,424,606
Accrued compensation	26,923	29,941	(89,509)	136,522	87,892	114,815
Net cash used in operating activities	(120,304)	(549,108)	(2,121,749)	(1,665,370)	(16,472,601)	(16,592,905)
Cash flows from investing activities:
Purchase of property and equipment	(19,851)	(1,323)	(2,363)	(5,627)	(407,471)	(427,322)
Cash flows from financing activities:
Proceeds from issuance of notes payable	0	0	0	360,000	5,257,562	5,257,562
Payments on short-term note payable	0	(15,000)	(15,000)	0	(90,000)	(90,000)
Issuance of preferred stock for cash	0	0	0	0	8,671,747	8,671,747
Issuance of common stock for cash	0	190,000	190,000	3,630,318	3,821,137	3,821,137
Proceeds from exercise of common stock options	0	0	1,800	0	11,600	11,600
Proceeds from exercise of preferred stock warrants	0	0	0	0	2,233	2,233
Net cash provided by financing activities	0	175,000	176,800	3,990,318	17,674,279	17,674,279
Net change in cash	(140,155)	(375,431)	(1,947,312)	2,319,321	794,207	654,052
Cash as of beginning of the period	794,207	2,741,519	2,741,519	422,198	0	0
Cash as of end of the period	654,052	2,366,088	794,207	2,741,519	794,207	654,052
Supplemental disclosure of cash flow information:
Cash paid for interest	325	2,020	2,237	201	7,671	7,996
Supplemental disclosure of noncash investing and financing activities:
The Company issued 219,658 shares of common stock in exchange for technology valued at $220.					220	220
The Company converted $1,050,000 of notes payable and accrued interest to 482,008 shares of Series A2 preferred stock					1,050,000	1,050,000
The Company converted notes payable and $29,691 of accrued interest to 482,008 shares of Series A2 preferred stock					29,691	29,691
The Company converted $3,740,000 of notes payable and accrued interest to 1,787,104 shares of Series B preferred stock					3,740,000	3,740,000
The Company converted notes payable and $370,346 of accrued interest to 1,787,104 shares of Series B preferred stock					370,346	370,346
The company recorded a debt discount of $1,237,263 related to preferred stock warrants issued with debt and the benficial conversion feature					1,237,263	1,237,263
The Company converted $900,000 of bridge notes payable and accrued interest to 916,644 shares of common stock					900,000	900,000
The Company converted bridge notes payable and $16,644 of accrued interest to 916,644 shares of common stock					16,644	16,644
The Company converted 250,000 shares of Series A1 preferred stock, 2,022,190 shares of Series A2 preferred stock, and 4,102,654 shares of Series B preferred stock into 13,791,231 shares of common stock.
Two stockholders forfeited, and the Company retired, 200,000 shares of common stock with a net impact on equity of $19 as a result of untimely payments on their notes					$ 19	$ 19